Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenues | ₪		₪ 3,688	₪ 3,871	₪ 4,027
Cost of revenues | ₪		(2,661)	(2,680)	(2,702)
Gross profit | ₪		1,027	1,191	1,325
Selling and marketing expenses | ₪		(567)	(479)	(574)
General and administrative expenses | ₪		(360)	(426)	(420)
Other income (expenses), net | ₪		(26)	11	(21)
Operating profit | ₪		74	297	310
Financing income | ₪		46	52	46
Financing expenses | ₪		(190)	(196)	(196)
Financing expenses, net | ₪		(144)	(144)	(150)
Profit (loss) before taxes on income | ₪		(70)	153	160
Tax benefit (Taxes on income) | ₪		6	(40)	(10)
Profit (loss) for the year | ₪		(64)	113	150
Attributable to:
Owners of the Company | ₪		(62)	112	148
Non-controlling interests | ₪		(2)	1	2
Profit (loss) for the year | ₪		₪ (64)	₪ 113	₪ 150
Earnings (loss) per share
Basic earnings (loss) per share (in NIS) | ₪ / shares		₪ (0.58)	₪ 1.11	₪ 1.47
Diluted earnings (loss) per share (in NIS) | ₪ / shares		₪ (0.58)	₪ 1.10	₪ 1.47
Weighted-average number of shares used in the calculation of basic earnings (loss) per share (in shares) | shares	107,499,543	107,499,543	100,654,935	100,604,578
Weighted-average number of shares used in the calculation of diluted earnings (loss) per share (in shares) | shares	107,499,543	107,499,543	100,889,661	100,698,306
Convenience translation into U.S. dollar [Member]
Statement Line Items [Line Items]
Revenues | $	$ 984
Cost of revenues | $	(710)
Gross profit | $	274
Selling and marketing expenses | $	(151)
General and administrative expenses | $	(96)
Other income (expenses), net | $	(7)
Operating profit | $	20
Financing income | $	12
Financing expenses | $	(51)
Financing expenses, net | $	(39)
Profit (loss) before taxes on income | $	(19)
Tax benefit (Taxes on income) | $	2
Profit (loss) for the year | $	(17)
Attributable to:
Owners of the Company | $	(17)
Non-controlling interests | $
Profit (loss) for the year | $	$ (17)
Earnings (loss) per share
Basic earnings (loss) per share (in NIS) | $ / shares	$ (0.15)
Diluted earnings (loss) per share (in NIS) | $ / shares	$ (0.15)
Weighted-average number of shares used in the calculation of basic earnings (loss) per share (in shares) | shares	107,499,543	107,499,543
Weighted-average number of shares used in the calculation of diluted earnings (loss) per share (in shares) | shares	107,499,543	107,499,543